INVESTMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of transactions between related parties [line items]
Unrealized gain (loss)	$ (57,269)	$ 40,449	$ (46,960)
Gain on sale of investments	$ 87,320
Levon Resources Ltd [Member]
Disclosure of transactions between related parties [line items]
Sale of common shares	180,000
Gross proceeds for common shares	$ 79,070
VBI Vaccines Inc [Member]
Disclosure of transactions between related parties [line items]
Sale of common shares	3,000
Gross proceeds for common shares	$ 23,061